Property and Equipment, Net - Narratives (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.4	$ 1.8	$ 4.8	$ 5.7